1. DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
DESCRIPTION OF BUSINESS

HPEV, Inc., a Nevada corporation (formerly known as Bibb Corporation and Z3 Enterprises) (hereinafter referred to as “HPEV” or “The Company”), was incorporated in the State of Nevada on July 22, 2002.

The Company’s principal operations were to produce fully integrated multi-media products targeting the marginally literate. The Company changed its focus to educational entertainment and reality show programming; feature films and special event marketing upon entering into a Joint Venture Agreement (the ”Joint Venture Agreement”) with Phoenix Productions and Entertainment Group (PPEG) in September 2010.

From September 2010 through March 2011, Z3E pursued business opportunities, but agreements were never fulfilled and the entertainment projects have been terminated.

On March 24, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock. Upon closing of the Share Exchange on April 15, 2011, HPEV became a wholly owned subsidiary of Z3E.

The terms of the Share Exchange Agreement required the current board of directors of Z3E (the “Board”) to designate Quentin Ponder and Timothy Hassett as directors of Z3E, as well as two other directors to be named later by HPEV.

On April 5, 2012, the Company amended its Articles of Incorporation to change its name from Z3 Enterprises, Inc. to HPEV, Inc. On the same date, the board appointed Timothy Hassett as Chief Executive Officer, Quentin Ponder as Chief Financial Officer (he remains Treasurer), Theodore Banzhaf as President and Judson Bibb as Vice President (he remains Secretary).

On April 6, 2012, the Board of Directors amended the bylaws. Specifically, they voted to increase the number of directors, to enable the filling of vacancies on the board of directors by majority vote of the remaining directors or director and to appoint Timothy Hassett and Quentin Ponder to serve as Chairman of the Board and Vice Chairman, respectively.

Control of Z3E changed hands on April 15, 2011 with the issuance of 21,880,000 shares of Z3E common stock to the original shareholders of HPEV pursuant to the terms of the as amended Share Exchange Agreement. An additional 120,000 shares were issued on December 14, 2011 which completed the issuance of 22,000,000 shares of Z3E common stock to HPEV, Inc. under the terms of the as-amended Share Exchange Agreement.

For accounting purposes, the acquisition of HPEV, Inc. by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

HPEV was incorporated under the laws of the State of Delaware on March 25, 2011 to commercialize the technology from patents developed by two of its shareholders. Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, Z3E changed its business focus to attempting to commercialize the HPEV technologies in a variety of markets by licensing its heat pipe technologies to electric motor, generator and vehicle component manufacturers. The Company also plans to license its hybrid conversion system to fleet owners and service centers.

Effective April 23, 2012, the Financial Industry Regulatory Authority (“FINRA”) approved the Company’s name change and the symbol change from BIBB to WARM.

Pursuant to the Securities Purchase Agreement with Spirit Bear Limited, (See Note 5), Jay Palmer and Carrie Dwyer were appointed to our board of directors effective February 20, 2013 and Donica Holt was appointed to our board of directors on March 7, 2013.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents. Since then, additional patents have been awarded and filed. Therefore, as of March 26, 2014, our subsidiary, HPEV, owns the rights to five patents, and five patent-applications pending with two remaining to be assigned. See Note 5 – Intellectual Property.

The patents and patents-pending owned by HPEV cover composite heat pipes and their applications, a parallel power platform and a parallel power gearing system. The utilization of composite heat pipes should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components. The parallel power platform enables vehicles to alternate between two sources of power and forms the basis of the electric load assist delivered to the engine. The parallel power input gearing unit enables vehicles to run an on-board generator to deliver mobile electric power.

The Company intends to license heat pipe technology to manufacturers of electric motors and generators as well as vehicle parts such as brakes, resistors and calipers. It also plans to commercialize the patents by implementing and licensing a plug-in hybrid electric vehicle conversion system based on the parallel vehicle platform.

The Company is currently sourcing or commissioning the components to perform its initial conversion. The conversion, if successful, will be used to showcase the effectiveness of the technology, generate data and function as a marketing tool to generate orders. The target markets include commercial and fleet vehicles ranging from heavy duty pick-ups to tractor-trailer trucks and buses.

The parallel power input gearing unit forms the basis of the Company’s Mobile Generator (MG) system. The Company is currently negotiating with a number of fleet owners and manufacturers to install the MG system into their work vehicles.

To facilitate the incorporation of the Company’s heat pipe technology in industrial electric motors and generators, the Company has signed product development agreements with two multi-national manufacturers.

To prove the effectiveness of heat pipe technology under extreme conditions, the Company has signed agreements with racing teams to test its technology in high performance vehicle components.

As operations have consisted of general administrative and pre-production activities, HPEV, Inc. is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

On December 9, 2011, Z3E and PPEG mutually agreed to dissolve their Joint Venture Agreement. The reason was due to a change in business direction by Z3E as a result of its acquisition of HPEV, Inc. The Joint Venture Agreement did not provide for any termination penalties.